SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			8b#tmpgt
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			12-31-2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	February 14, 2012
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		44

Form 13F Information Table Value Total: 		120,120
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 12/31/11

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Apple Inc.
COM
037833100
8,327
20,561
SH

SHARES-DEFINED

20,561
Best Buy Inc.
COM
086516101
446
19,100
SH

SHARES-DEFINED

19,100
Carefusion Corp.
COM
14170T101
2,920
114,900
SH

SHARES-DEFINED

114,900
Corning Inc.
COM
219350105
2,469
190,200
SH

SHARES-DEFINED

190,200
Covidien Ltd.
SHS
G2554F105
1,098
24,400
SH

SHARES-DEFINED

24,400
Cummins Inc.
COM
231021106
3,964
45,032
SH

SHARES-DEFINED

45,032
CVS Caremark Corp.
COM
126650100
12,033
295,081
SH

SHARES-DEFINED

295,081
Dana Holding Corporation
COM
Y2065G905
1,153
94,900
SH
CALL
SHARES-DEFINED

94,900
Dana Holding Corporation
COM
235825205
454
37,400
SH

SHARES-DEFINED

37,400
Digital River Inc.
COM
25388B104
461
30,700
SH

SHARES-DEFINED

30,700
Express Inc.
COM
30219E103
219
11,000
SH

SHARES-DEFINED

11,000
Fox Chase Bancorp Inc.
COM
35137T108
2,610
206,667
SH

SHARES-DEFINED

206,667
General Motors Co.
COM
37045V100
1,445
71,300
SH

SHARES-DEFINED

71,300
General Motors Co.
COM
37045V900
661
32,600
SH
CALL
SHARES-DEFINED

32,600
General Motors Co.
COM
37045V950
1,445
71,300
SH
PUT
SHARES-DEFINED

71,300
Global Payments Inc.
COM
37940x102
1,208
25,500
SH

SHARES-DEFINED

25,500
Hewlett-Packard Co.
COM
428236903
2,177
84,500
SH
CALL
SHARES-DEFINED

84,500
Hewlett-Packard Co.
COM
428236103
1,844
71,600
SH

SHARES-DEFINED

71,600
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
1,471
14,100
SH

SHARES-DEFINED

14,100
Ishares Russell 2000
COM
464287955
14,750
200,000
SH
PUT
SHARES-DEFINED

200,000
JPMORGAN CHASE & CO
COM
46625H100
3,083
92,716
SH

SHARES-DEFINED

92,716
Jakks Pacific
COM
47012E106
607
43,000
SH

SHARES-DEFINED

43,000
Mattel Inc.
COM
577081102
1,196
43,100
SH

SHARES-DEFINED

43,100
Microsoft Corp.
COM
594918104
7,287
280,683
SH

SHARES-DEFINED

280,683
Navios Maritime Acquisition Corp.
SHS
Y62159101
5,515
2,050,336
SH

SHARES-DEFINED

2,050,336
Navios Maritime Holdings Inc.
COM
Y62196103
1,992
557,900
SH

SHARES-DEFINED

557,900
Netapp Inc.
COM
64110D104
1,356
37,400
SH

SHARES-DEFINED

37,400
Nisource Inc.
COM
65473P105
895
37,600
SH

SHARES-DEFINED

37,600
Omnicare Inc.
COM
681904108
1,244
36,100
SH

SHARES-DEFINED

36,100
Oracle 06/16/12 C25
COM
68389X905
2,565
100,000
SH
CALL
SHARES-DEFINED

100,000
Phoenix Companies Inc.
COM
71902E109
289
171,900
SH

SHARES-DEFINED

171,900
Polycom Inc.
COM
73172K104
2,124
130,300
SH

SHARES-DEFINED

130,300
QEP Resources Inc.
COM
74733V100
3,164
108,000
SH

SHARES-DEFINED

108,000
SPDR S&P Biotech
S&P BIOTECH
78464A870
1,361
20,500
SH

SHARES-DEFINED

20,500
Staples, Inc.
COM
855030102
3,710
267,129
SH

SHARES-DEFINED

267,129
Target Corporation
COM
87612E106
3,334
65,100
SH

SHARES-DEFINED

65,100
Thompson Creek Metals Company Inc.
COM
884768102
1,908
274,100
SH

SHARES-DEFINED

274,100
Timken Co
COM
887389104
5,616
145,075
SH

SHARES-DEFINED

145,075
United States Natural Gas
UNIT NEW
 912318110
840
130,000
SH

SHARES-DEFINED

130,000
ValueClick Inc.
COM
92046N102
531
32,600
SH

SHARES-DEFINED

32,600
Wal-Mart Stores Inc.
COM
931142103
7,471
125,020
SH

SHARES-DEFINED

125,020
Walt Disney Co.
COM
254687106
1,916
51,100
SH

SHARES-DEFINED

51,100
Western Union Company
COM
959802109
533
29,200
SH

SHARES-DEFINED

29,200
Wet Seal Inc - Cl A
COM
961840105
425
130,300
SH

SHARES-DEFINED

130,300